Capital Stock and Changes in Capital Accounts - Incentive plan (Details) - Equity Incentive Plan - shares	9 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1,000,000
Number of shares granted	0